Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior notes due 2031
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.9985
Maximum Aggregate Offering Price	$ 399,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,157.14
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3 (File No. 333-279146).